SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CAPITALIZED AND DEFERRED INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
NJNG
AFUDC:
Debt	$ 5,134	$ 3,710	$ 1,979
Equity	14,599	6,492	5,531
Total	$ 19,733	$ 10,202	$ 7,510
Weighted average interest rate	6.79%	6.35%	5.94%
Adelphia Gateway
AFUDC:
Debt	$ 1,394
Equity	2,454
Total	$ 3,848
Weighted average interest rate	8.28%